UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Bessent Capital, LLC
Address:  900 3rd Avenue, 29th Floor
          New York, NY 10022

13 File Number: 28-06151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      John F. Freeman
Title:
Phone:
Signature, Place and Date of Signing:

    John F. Freeman  October 28, 2003


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    3

Form 13F Information Table Value Total:    26132

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AOL TIME WARNER SEE CUSIP 8873 COMMON STOCK     00184A105    10476   693300 SH       SOLE                 693300        0        0
D BRISTOL MYERS SQUIBB CO USD.10 COMMON STOCK     110122108     9546   372000 SH       SOLE                 372000        0        0
D GENERAL MOTORS CLASS H COM     COMMON STOCK     370442832     6110   427000 SH       SOLE                 427000        0        0
S REPORT SUMMARY                  3 DATA RECORDS               26132        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED